CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details) - Customer Concentration Risk - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
One Customer 2021 | Revenue Benchmark
Concentration Risk, Percentage	29.00%
One Customer 2021 | Accounts Receivable
Accounts Receivable	$ 2,403,097
Two Customers 2020 | Revenue Benchmark
Concentration Risk, Percentage		37.00%
Two Customers 2020 | Accounts Receivable
Accounts Receivable		$ 4,053,718